Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (40.2%)
U.S. Government Securities (17.1%)
	United States Treasury Note/Bond	4.125%	1/31/2027	8,000	8,051
	United States Treasury Note/Bond	3.750%	4/30/2027	6,300	6,320
	United States Treasury Note/Bond	0.500%	5/31/2027	6,409	6,147
	United States Treasury Note/Bond	3.375%	9/15/2028	6,271	6,246
	United States Treasury Note/Bond	4.375%	11/30/2028	943	964
	United States Treasury Note/Bond	4.000%	1/31/2029	262	265
	United States Treasury Note/Bond	1.875%	2/28/2029	5,361	5,093
	United States Treasury Note/Bond	4.625%	4/30/2029	1,400	1,446
	United States Treasury Note/Bond	2.750%	5/31/2029	129	126
	United States Treasury Note/Bond	3.250%	6/30/2029	5,000	4,944
	United States Treasury Note/Bond	3.500%	9/30/2029	6,149	6,122
	United States Treasury Note/Bond	4.000%	10/31/2029	1,200	1,216
[1]	United States Treasury Note/Bond	4.375%	12/31/2029	8,523	8,753
	United States Treasury Note/Bond	3.625%	3/31/2030	2,900	2,895
[2]	United States Treasury Note/Bond	4.000%	3/31/2030	8,400	8,510
	United States Treasury Note/Bond	3.500%	4/30/2030	6,100	6,058
	United States Treasury Note/Bond	0.625%	5/15/2030	900	790
	United States Treasury Note/Bond	4.125%	8/31/2030	5,062	5,153
	United States Treasury Note/Bond	4.000%	1/31/2031	2,500	2,530
	United States Treasury Note/Bond	4.125%	11/30/2031	2,604	2,645
	United States Treasury Note/Bond	4.125%	2/29/2032	2,570	2,608
	United States Treasury Note/Bond	2.875%	5/15/2032	24	23
	United States Treasury Note/Bond	4.000%	7/31/2032	7,700	7,746
	United States Treasury Note/Bond	3.875%	8/15/2040	400	371
	United States Treasury Note/Bond	1.875%	2/15/2041	1,421	994
	United States Treasury Note/Bond	4.750%	2/15/2041	1,290	1,315
	United States Treasury Note/Bond	1.750%	8/15/2041	1,000	676
	United States Treasury Note/Bond	3.750%	8/15/2041	3,866	3,490
	United States Treasury Note/Bond	2.000%	11/15/2041	4,037	2,822
	United States Treasury Note/Bond	2.375%	2/15/2042	2,628	1,938
	United States Treasury Note/Bond	3.125%	2/15/2042	1,256	1,035
	United States Treasury Note/Bond	3.000%	5/15/2042	992	800
	United States Treasury Note/Bond	3.875%	5/15/2043	826	742
	United States Treasury Note/Bond	3.750%	11/15/2043	2,700	2,371
	United States Treasury Note/Bond	4.750%	11/15/2043	3,060	3,066
	United States Treasury Note/Bond	3.625%	2/15/2044	972	836
	United States Treasury Note/Bond	3.375%	5/15/2044	2,971	2,456
	United States Treasury Note/Bond	4.625%	5/15/2044	1,400	1,377
	United States Treasury Note/Bond	3.125%	8/15/2044	717	569
	United States Treasury Note/Bond	4.125%	8/15/2044	881	810
	United States Treasury Note/Bond	4.625%	11/15/2044	1,800	1,767
	United States Treasury Note/Bond	2.500%	2/15/2045	1,000	709
	United States Treasury Note/Bond	4.750%	2/15/2045	1,900	1,894
	United States Treasury Note/Bond	2.500%	5/15/2046	2,300	1,598
	United States Treasury Note/Bond	2.250%	8/15/2046	3,000	1,977
	United States Treasury Note/Bond	2.750%	11/15/2047	4,200	2,997
	United States Treasury Note/Bond	3.000%	8/15/2048	900	668
	United States Treasury Note/Bond	3.000%	2/15/2049	1,000	738
	United States Treasury Note/Bond	2.875%	5/15/2049	1,600	1,150
	United States Treasury Note/Bond	2.250%	8/15/2049	1,700	1,069
	United States Treasury Note/Bond	2.375%	11/15/2049	2,300	1,481
	United States Treasury Note/Bond	2.000%	2/15/2050	3,250	1,911
	United States Treasury Note/Bond	1.250%	5/15/2050	3,652	1,752
	United States Treasury Note/Bond	1.375%	8/15/2050	3,300	1,626
	United States Treasury Note/Bond	1.625%	11/15/2050	3,700	1,948
	United States Treasury Note/Bond	1.875%	2/15/2051	4,000	2,240
	United States Treasury Note/Bond	2.375%	5/15/2051	3,450	2,179
	United States Treasury Note/Bond	1.875%	11/15/2051	3,600	1,995
	United States Treasury Note/Bond	2.250%	2/15/2052	1,400	852
	United States Treasury Note/Bond	4.750%	11/15/2053	898	884
	United States Treasury Note/Bond	4.750%	5/15/2055	930	917
					152,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (18.9%)
[3,4]	Fannie Mae Pool	4.100%	8/1/2030	1,100	1,102
[3,4]	Fannie Mae Pool	4.110%	9/1/2030	500	500
[3,4]	Fannie Mae Pool	4.140%	10/1/2030	400	401
[3,4]	Fannie Mae Pool	4.180%	8/1/2030	1,240	1,244
[3,4]	Fannie Mae Pool	4.190%	4/1/2030–5/1/2030	1,935	1,945
[3,4]	Fannie Mae Pool	4.220%	9/1/2030	1,160	1,165
[3,4]	Fannie Mae Pool	4.280%	11/1/2030	400	403
[3,4]	Fannie Mae Pool	4.290%	4/1/2030	1,620	1,634
[3,4]	Fannie Mae Pool	4.340%	9/1/2030	540	545
[3,4]	Fannie Mae Pool	4.360%	10/1/2032	200	200
[3,4]	Fannie Mae Pool	4.460%	6/1/2030	3,000	3,047
[3,4]	Fannie Mae Pool	4.600%	4/1/2030	1,175	1,199
[3,4]	Freddie Mac Gold Pool	3.900%	12/1/2029	900	897
[3,4]	Freddie Mac Gold Pool	4.000%	8/1/2030–7/1/2048	753	740
[3,4]	Freddie Mac Gold Pool	4.030%	7/1/2030	500	499
[3,5]	Ginnie Mae II Pool	2.000%	11/20/2050–6/20/2052	7,107	5,878
[3]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	8,088	6,978
[3]	Ginnie Mae II Pool	3.000%	2/20/2047–4/20/2052	5,426	4,888
[3,5]	Ginnie Mae II Pool	3.500%	11/20/2047–1/20/2055	4,384	4,040
[3]	Ginnie Mae II Pool	4.000%	7/20/2047–4/20/2054	3,004	2,873
[3]	Ginnie Mae II Pool	4.500%	4/20/2048–8/20/2054	3,303	3,249
[3,6]	Ginnie Mae II Pool	5.000%	11/20/2052–1/15/2056	5,169	5,186
[3,6]	Ginnie Mae II Pool	5.500%	12/20/2052–1/15/2056	5,942	6,061
[3]	Ginnie Mae II Pool	6.000%	12/20/2052–10/20/2055	3,532	3,642
[3]	Ginnie Mae II Pool	6.500%	8/20/2032–6/20/2055	962	1,002
[3]	Ginnie Mae II Pool	7.000%	2/20/2055	223	229
[3,4]	UMBS Pool	1.500%	1/1/2036–7/1/2051	6,449	5,356
[3,4,6]	UMBS Pool	2.000%	10/1/2035–1/25/2056	40,067	33,509
[3,4]	UMBS Pool	2.500%	10/1/2035–7/1/2053	25,501	22,049
[3,4,6]	UMBS Pool	3.000%	2/1/2037–1/25/2056	17,574	15,933
[3,4,6]	UMBS Pool	3.500%	7/1/2032–1/1/2053	9,733	9,148
[3,4,6]	UMBS Pool	4.000%	1/25/2041–1/25/2056	7,614	7,322
[3,4,6]	UMBS Pool	4.500%	5/1/2040–1/25/2056	6,312	6,237
[3,4,6]	UMBS Pool	6.000%	11/1/2052–1/25/2056	6,025	6,317
[3,4,6]	UMBS Pool	6.500%	9/1/2053–1/25/2056	2,589	2,731
[3,4]	UMBS Pool	7.000%	3/1/2055–4/1/2055	532	559
					168,708
Nonconventional Mortgage-Backed Securities (4.2%)
[3,4]	Fannie Mae Pool	1.772%	8/1/2051	176	169
[3,4]	Fannie Mae Pool	4.521%	9/1/2055	806	807
[3,4]	Fannie Mae Pool	4.551%	10/1/2055	1,239	1,240
[3,4]	Fannie Mae Pool	4.621%	8/1/2055	432	435
[3,4]	Fannie Mae Pool	4.849%	12/1/2055	275	276
[3,4]	Fannie Mae Pool	4.864%	12/1/2055	1,243	1,255
[3,4]	Fannie Mae Pool	5.004%	11/1/2055	616	623
[3,4]	Fannie Mae Pool	5.108%	12/1/2055	480	489
[3,4]	Fannie Mae Pool	5.110%	10/1/2055	229	232
[3,4]	Fannie Mae Pool	5.134%	9/1/2055	494	502
[3,4]	Fannie Mae Pool	5.167%	12/1/2055	180	183
[3,4]	Fannie Mae Pool	5.371%	5/1/2055	283	289
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	382	306
[3,4]	Fannie Mae REMICS	2.000%	6/25/2048	72	61
[3,4]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	641	577
[3,4]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	4,148	3,739
[3,4]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	742	687
[3,4]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	872	833
[3,4]	Fannie Mae REMICS	5.000%	8/25/2055	194	194
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	268	270
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.150%	12/1/2055	800	810
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.150%	5.209%	11/1/2055	270	274
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	139	141
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	150	152
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/2055	308	313
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.192%	5.143%	10/1/2055	289	293
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	4.562%	10/1/2055	409	408
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	188	191
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	339	343
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	160	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	269	272
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	332	337
[3,4,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	312	317
[3,4]	Freddie Mac REMICS	1.000%	9/25/2050	170	131
[3,4]	Freddie Mac REMICS	2.000%	9/15/2047–5/25/2051	704	614
[3,4]	Freddie Mac REMICS	2.250%	8/25/2049	1,435	1,282
[3,4]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	4,008	3,556
[3,4]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	9,937	9,049
[3,4]	Freddie Mac REMICS	3.500%	3/15/2047	407	375
[3,4]	Freddie Mac REMICS	4.000%	7/15/2048–6/25/2052	558	510
[3,4]	Freddie Mac REMICS	4.500%	12/25/2055	297	293
[3,4,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	213	188
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	1,376	1,379
[3]	Ginnie Mae REMICS	2.500%	10/20/2043–12/20/2050	785	693
[3]	Ginnie Mae REMICS	3.000%	5/20/2055	568	515
[3]	Ginnie Mae REMICS	3.500%	4/20/2048–5/20/2048	691	667
[3]	Ginnie Mae REMICS	4.000%	8/20/2041	600	579
[3,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	72	62
[3,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	184	153
					37,225
Total U.S. Government and Agency Obligations (Cost $357,003)					358,604
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
[3,8]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[3,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	520	522
[3,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[3,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	220	220
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	90	92
[3,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	40	41
[3,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	30	31
[3,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	20	21
[3,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	60	62
[3,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	20	20
[3,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	145	147
[3,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	208	209
[3,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	232	234
[3,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	232	233
[3,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	102
[3]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	190	195
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	140	142
[3,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	170	168
[3,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	110	108
[3,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	190	183
[3,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	138
[3,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	110	107
[3,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[3,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	70	71
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	27	27
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	103
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	100	101
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	70	71
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	100	102
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	190	199
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	70	72
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	112
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[3,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	104
[3,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	160	160
[3,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/2036	170	170
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	30	29
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	40	40
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	80	79
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,300	1,231
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	340	322
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	100	89
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	560	524
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	20	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2022-BNK41	3.789%	4/15/2065	120	114
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	770	756
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	220	233
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	140	142
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	160	162
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	370	391
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	220	232
[3]	BANK Series 2025-BNK50	5.875%	5/15/2068	80	84
[3,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	160	162
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	280	274
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	80	76
[3,8]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	150
[3,8]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	300	301
[3,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	130	130
[3,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	180	180
[3,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	40	41
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	260	258
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	40	36
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	100	90
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	80	71
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	80	80
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	290	302
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	140	144
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	280	292
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	60	63
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	120	128
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	110	115
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	200	210
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	330	346
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	160	170
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	150	158
[3]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	50	52
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	220	218
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	290	284
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	100	105
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	300	313
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	190	196
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[3,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	190	190
[3,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	210	210
[3,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	280	280
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	350	375
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	200	212
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	310	323
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	170	179
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	40	42
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	70	74
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	120	125
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	120	124
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	230	243
[3]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	140	147
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	560	577
[3]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	190	196
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	90	91
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	60	60
[3,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	80	76
[3,8]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	530	535
[3,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/2028	40	40
[3,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	260	259
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	260	265
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	20	20
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	172
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	70	71
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	30	31
[3]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	50	51
[3]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	30	31
[3]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	40	40
[3]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[3]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	50	50
[3]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	150	152
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	1,130	1,120
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	90	88
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	200	199
[3]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	50	47
[3,8]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	350	354
[3,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	208	210
[3,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	40	41
[3,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	10	10
[3,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	10	10
[3,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	20	21
[3,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	50	51
[3,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	50	51
[3,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	62
[3,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	50	50
[3,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	51
[3,8]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[3,8]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	249
[3,8]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	100	100
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	214	211
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	130	129
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	450	428
[3,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	844	863
[3,8]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	691	692
[3,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	50	51
[3,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	148	149
[3,8]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	298	297
[3,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	340	342
[3,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	390	393
[3,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.824%	9/25/2043	21	21
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.924%	1/25/2044	82	82
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.974%	2/25/2044	8	8
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/2044	26	26
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	92	92
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.024%	9/25/2044	140	140
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/2045	86	86
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	125	125
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	96	96
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	137	137
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	123	124
[3,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	47	46
[3,8]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	200	200
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	300	269
[3,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[3,8]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[3,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	130	134
[3,8]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	20	20
[3,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	173	166
[3,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	410	412
[3,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	260	262
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	90	91
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	140	141
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	210	212
[3]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	490	496
[3]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	320	320
[3,8]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	100	100
[3,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	190	190
[3,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	210	211
[3,8]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	160	163
[3,8]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	150	150
[3,8]	Elmwood CLO 21 Ltd. Series 2022-8A	5.446%	10/15/2038	150	150
[3,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	250	254
[3,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	80	80
[3]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	220	221
[3]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	1,650	1,504
[3,4]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	2,650	2,698
[3,4]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/2031	2,230	1,967
[3,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	1,000	1,014
[3,8]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	80	80
[3,8]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	60	60
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	130	133
[3,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	417	348
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	70	70
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	90	91
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	40	41
[3,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	250	251
[3,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	110	114
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	110	111
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/2029	70	72
[3]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	70	72
[3,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	103
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	150	151
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	40	41
[3,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	140	144
[3,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	100	101
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	170	172
[3,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	100	102
[3,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	103
[3,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	101
[3,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	300	303
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	90	91
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.724%	11/25/2043	35	35
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	171	172
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.124%	5/25/2044	125	126
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/2044	20	20
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.124%	3/25/2044	67	68
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.124%	8/25/2044	200	201
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/2045	28	28
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	111	111
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	213	213
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	82	82
[3,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	890	780
[3,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	389	367
[3,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	266	258
[3,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	615	623
[3,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	362	365
[3,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	555	565
[3,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,491	2,542
[3,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	150	151
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	100	100
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	100	101
[3]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	80	81
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	41
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[3,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	180	189
[3,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	70	74
[3,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	30	31
[3,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	280	286
[3,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	30	30
[3,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	190	192
[3,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	50	51
[3,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	150	155
[3,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	20	21
[3,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	101
[3,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[3,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[3,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[3,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	60	61
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	380	350
[3,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	103
[3,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	130	130
[3,8]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	100
[3,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	150	151
[3,8]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	100
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	40	40
[3,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	190	197
[3,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	250	253
[3,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[3,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	71
[3,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	121
[3,8]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	100
[3,8]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	100
[3,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	139	140
[3,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	182	183
[3,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	330	333
[3,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[3,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	110	111
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	110	112
[3]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	250	258
[3]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	50	51
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	40	41
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	80	82
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	20	20
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	50	51
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	120	122
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	82
[3]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[3,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	110	110
[3,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	549	558
[3,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	248	253
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	110	112
[3,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	714	624
[3,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	203	170
[3,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	677	594
[3,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	100	102
[3,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	20	20
[3,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[3,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[3,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	40	40
[3,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	40	40
[3,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	40	41
[3,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[3,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	50	51
[3,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	110	112
[3,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[3,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	40	40
[3,8]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	70	70
[3,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	120	120
[3,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	290	291
[3,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	269	271
[3,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	100	102
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	290	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	230	243
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	130	130
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	100	99
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	90	86
[3,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	2,474	2,308
[3,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	292	299
[3,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	236	236
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	520	561
[3,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	134	135
[3,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	145	146
[3,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.684%	3/15/2072	4	4
[3,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	140	139
[3,8]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	150	150
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	40	41
[3]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	60	61
[3]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	51
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	40	40
[3,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[3,8]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	126	117
[3,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	260	227
[3,6,8]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
[3,6,8]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[3,8]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	110	110
[3,8]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/2034	150	150
[3,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	660	667
[3,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	101
[3,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	160	163
[3,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	560	566
[3,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	290	293
[3,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
[3,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	163	164
[3,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	407	414
[3,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	1,812	1,842
[3,8]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	953	950
[3,7,8]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.224%	10/25/2056	675	675
[3,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	2,000	2,013
[3,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	711	724
[3,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	341	347
[3,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	163	165
[3,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,373	1,386
[3,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,324	1,333
[3,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	456	464
[3,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	617	624
[3,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	840	848
[3,7,8]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/2056	712	714
[3,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.224%	10/1/2056	2,548	2,547
[3,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.224%	11/25/2056	3,652	3,651
[3,8]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/2056	1,700	1,700
[3,7,8]	PMT Loan Trust Series 2025-J4, SOFR30A + 1.400%	5.274%	12/1/2056	1,576	1,577
[3,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	95	94
[3,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[3,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	96
[3,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	70	67
[3,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	130	124
[3,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	199	190
[3,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	269	258
[3,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	40	38
[3,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	120	114
[3,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	210	200
[3,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	80	75
[3,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	330	320
[3,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	100	96
[3,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	755	774
[3,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[3,8,9]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/2030	80	80
[3,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	220	218
[3,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	222	224
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	62	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	50	51
[3]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	40	41
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	60	62
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	150	153
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	160	165
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	110	111
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	390	393
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	410	413
[3]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	80	81
[3]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	540	547
[3]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	470	471
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	80	80
[3,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	70	71
[3,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	30	31
[3,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	30	31
[3,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[3,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	20	20
[3,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	20	20
[3,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[3,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	19	19
[3,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	6	6
[3,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	23	23
[3,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	15	15
[3,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	209	213
[3,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	59	60
[3,7,8]	Sequoia Mortgage Trust Series 2025-11, SOFR30A + 1.300%	5.174%	11/25/2055	858	858
[3,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	3,681	3,444
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	80	82
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	30	31
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	30	31
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	30	31
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	30	31
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	60	61
[3,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	90	91
[3,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[3,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	100	102
[3,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	41
[3,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	180	183
[3,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	170	170
[3,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[3,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	100	101
[3,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	80	80
[3,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	277	281
[3,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	158	162
[3,8]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	210	210
[3,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	480	477
[3,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	20	20
[3,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	30	31
[3,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	30	31
[3,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	70	71
[3,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	100	101
[3,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	142	143
[3,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	110	114
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	40	41
[3,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	210	213
[3,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	139	138
[3,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	99
[3,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	94	95
[3,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	99
[3,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	254	255
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	40	40
[3,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	230	231
[3,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	220	220
[3,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	30	30
[3,8]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	550	545
[3,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	490	484
[3,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	100	102
[3,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	130	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	190	194
[3,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	230	236
[3,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	150	155
[3,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	130	134
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	60	61
[3]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	10	10
[3]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[3,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	150	153
[3,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	102
[3]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	30	30
[3,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	102
[3,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	100
[3,8]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	160	160
[3,8]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/2038	150	150
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	120	120
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	330	332
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	180	186
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	560	576
[3,8]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	221	217
[3,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	43
[3,8]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	70	70
[3]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/2029	60	61
[3]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	30	30
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	50	51
[3]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	70	71
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $107,223)					108,184
Corporate Bonds (28.6%)
Communications (2.1%)
	Alphabet Inc.	5.700%	11/15/2075	586	577
[8]	AMC Networks Inc.	10.250%	1/15/2029	85	89
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[8]	AMC Networks Inc.	10.500%	7/15/2032	95	105
	AT&T Inc.	4.900%	8/15/2037	113	110
	AT&T Inc.	4.300%	12/15/2042	150	126
	AT&T Inc.	3.550%	9/15/2055	224	149
	AT&T Inc.	6.050%	8/15/2056	645	648
	AT&T Inc.	3.800%	12/1/2057	350	241
	AT&T Inc.	3.650%	9/15/2059	225	148
[8]	Cable One Inc.	4.000%	11/15/2030	74	57
[8]	CCO Holdings LLC	5.000%	2/1/2028	75	74
[8]	CCO Holdings LLC	4.750%	3/1/2030	335	320
[8]	CCO Holdings LLC	4.500%	8/15/2030	85	80
[8]	CCO Holdings LLC	4.250%	2/1/2031	70	64
	CCO Holdings LLC	4.500%	5/1/2032	180	162
	Charter Communications Operating LLC	3.750%	2/15/2028	650	641
	Charter Communications Operating LLC	4.200%	3/15/2028	560	557
	Charter Communications Operating LLC	6.100%	6/1/2029	1,168	1,219
	Charter Communications Operating LLC	6.650%	2/1/2034	183	193
	Charter Communications Operating LLC	6.384%	10/23/2035	472	487
	Charter Communications Operating LLC	6.484%	10/23/2045	783	736
	Charter Communications Operating LLC	5.750%	4/1/2048	440	377
	Charter Communications Operating LLC	3.900%	6/1/2052	600	387
	Charter Communications Operating LLC	6.700%	12/1/2055	710	681
	Charter Communications Operating LLC	3.950%	6/30/2062	220	132
[8]	Cipher Compute LLC	7.125%	11/15/2030	55	56
	Comcast Corp.	6.550%	7/1/2039	150	166
	Comcast Corp.	3.750%	4/1/2040	283	233
	Comcast Corp.	2.937%	11/1/2056	700	393
[8]	CSC Holdings LLC	11.250%	5/15/2028	125	99
[8]	CSC Holdings LLC	11.750%	1/31/2029	70	52
[8]	CSC Holdings LLC	4.125%	12/1/2030	100	61
[8]	CSC Holdings LLC	3.375%	2/15/2031	75	45
[8]	Directv Financing LLC	8.875%	2/1/2030	90	91
[8]	Directv Financing LLC	10.000%	2/15/2031	90	92
[8]	DISH Network Corp.	11.750%	11/15/2027	44	46
[8]	EW Scripps Co.	9.875%	8/15/2030	40	40
[8]	Flash Compute LLC	7.250%	12/31/2030	45	45
[8]	Gray Media Inc.	5.375%	11/15/2031	40	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Gray Media Inc.	9.625%	7/15/2032	50	52
[8]	Gray Media Inc.	7.250%	8/15/2033	30	31
[8]	Level 3 Financing Inc.	3.875%	11/15/2029	25	22
	Meta Platforms Inc.	4.200%	11/15/2030	590	591
	Meta Platforms Inc.	4.600%	11/15/2032	745	751
	Meta Platforms Inc.	5.500%	11/15/2045	375	364
	Meta Platforms Inc.	4.450%	8/15/2052	244	198
	Meta Platforms Inc.	5.400%	8/15/2054	720	669
	Meta Platforms Inc.	5.750%	11/15/2065	125	119
[8]	Midcontinent Communications	8.000%	8/15/2032	115	118
[8]	NTT Finance Corp.	4.567%	7/16/2027	239	241
[8]	Omnicom Group Inc.	3.375%	3/1/2041	140	106
[8]	Outfront Media Capital LLC	7.375%	2/15/2031	40	42
	Paramount Global	2.900%	1/15/2027	72	71
	Paramount Global	6.875%	4/30/2036	100	99
	Paramount Global	4.375%	3/15/2043	100	70
	Rogers Communications Inc.	7.000%	4/15/2055	30	31
	Rogers Communications Inc.	7.125%	4/15/2055	95	100
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	25	23
	Sprint Capital Corp.	6.875%	11/15/2028	860	923
[8]	Sunrise FinCo I BV	4.875%	7/15/2031	135	129
[10]	Time Warner Cable LLC	5.750%	6/2/2031	200	271
	T-Mobile USA Inc.	3.375%	4/15/2029	100	97
	T-Mobile USA Inc.	5.700%	1/15/2056	239	233
[8]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	340	347
	Uber Technologies Inc.	4.800%	9/15/2034	225	224
	Uber Technologies Inc.	4.800%	9/15/2035	505	501
	Uber Technologies Inc.	5.350%	9/15/2054	595	565
[8]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[8]	Univision Communications Inc.	4.500%	5/1/2029	5	5
[8]	Univision Communications Inc.	7.375%	6/30/2030	180	183
[8]	Univision Communications Inc.	8.500%	7/31/2031	60	63
[8]	Univision Communications Inc.	9.375%	8/1/2032	75	81
	Verizon Communications Inc.	4.750%	1/15/2033	324	324
	Verizon Communications Inc.	5.875%	11/30/2055	396	391
	Verizon Communications Inc.	2.987%	10/30/2056	440	261
[8]	Versant Media Group Inc.	7.250%	1/30/2031	25	26
[8]	Virgin Media Finance plc	5.000%	7/15/2030	200	176
	Vodafone Group plc	6.150%	2/27/2037	71	77
	Vodafone Group plc	5.750%	6/28/2054	320	310
[8]	VZ Secured Financing BV	5.000%	1/15/2032	35	32
[3]	Warnermedia Holdings Inc.	4.279%	3/15/2032	45	39
[3]	Warnermedia Holdings Inc.	5.050%	3/15/2042	85	60
[3]	Warnermedia Holdings Inc.	5.141%	3/15/2052	56	37
[8]	WULF Compute LLC	7.750%	10/15/2030	90	93
					18,966
Consumer Discretionary (2.0%)
[8]	1011778 BC ULC	3.875%	1/15/2028	65	64
[8]	1011778 BC ULC	6.125%	6/15/2029	195	200
[8]	1011778 BC ULC	5.625%	9/15/2029	40	41
[8]	Acushnet Co.	5.625%	12/1/2033	35	35
[8]	ADT Security Corp.	5.875%	10/15/2033	85	86
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	45	45
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	105	106
[8]	Allied Universal Holdco LLC	6.875%	6/15/2030	40	42
	Amazon.com Inc.	4.100%	11/20/2030	1,220	1,221
	Amazon.com Inc.	4.650%	11/20/2035	820	816
	Amazon.com Inc.	5.550%	11/20/2065	380	368
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	30	29
[8]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	20	20
	American Honda Finance Corp.	4.550%	7/9/2027	755	762
[8]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
[8]	Asbury Automotive Group Inc.	5.000%	2/15/2032	150	146
[8]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	15	16
[8]	Belron UK Finance plc	5.750%	10/15/2029	35	36
	BorgWarner Inc.	4.950%	8/15/2029	115	118
[8]	Brightstar Lottery plc	5.750%	1/15/2033	30	30
[8]	Builders FirstSource Inc.	6.375%	3/1/2034	95	98
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Caesars Entertainment Inc.	7.000%	2/15/2030	85	88
[8]	Caesars Entertainment Inc.	6.500%	2/15/2032	25	26
[8]	Carnival Corp.	4.000%	8/1/2028	75	74
[8]	Carnival Corp.	5.125%	5/1/2029	135	137
[8]	Carnival Corp.	5.750%	3/15/2030	80	82
[8]	Carnival Corp.	5.875%	6/15/2031	143	148
[8]	Carnival Corp.	5.750%	8/1/2032	27	28
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[8]	Churchill Downs Inc.	5.750%	4/1/2030	195	197
[8]	Clarios Global LP	6.750%	2/15/2030	45	47
[8]	Clarios Global LP	6.750%	9/15/2032	35	36
	Dana Inc.	4.250%	9/1/2030	65	63
	Dana Inc.	4.500%	2/15/2032	30	29
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	274
[8]	Flutter Treasury DAC	5.875%	6/4/2031	95	96
	Ford Motor Co.	9.625%	4/22/2030	10	12
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	315	329
[3,10]	Ford Motor Credit Co. LLC	5.625%	10/9/2028	909	1,237
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	310	291
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	75	80
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	205	214
[8]	Garda World Security Corp.	7.750%	2/15/2028	170	174
[8]	Garda World Security Corp.	6.500%	1/15/2031	70	72
[8]	Garda World Security Corp.	8.250%	8/1/2032	35	36
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	100	106
	General Motors Co.	5.200%	4/1/2045	230	206
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
	General Motors Financial Co. Inc.	5.550%	7/15/2029	550	570
	General Motors Financial Co. Inc.	5.850%	4/6/2030	125	131
	General Motors Financial Co. Inc.	3.600%	6/21/2030	125	120
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	150	147
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	141	144
[8]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	20	19
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	55	57
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	130	133
[8]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	75	76
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	15	15
[8]	JH North America Holdings Inc.	6.125%	7/31/2032	25	26
	KB Home	7.250%	7/15/2030	115	119
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	60	61
[8]	Lithia Motors Inc.	4.625%	12/15/2027	160	160
[8]	Live Nation Entertainment Inc.	6.500%	5/15/2027	190	191
	Lowe's Cos. Inc.	3.950%	10/15/2027	155	155
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	250	249
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,555	1,547
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,285	1,274
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	149
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	30	30
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	55	58
	MGM Resorts International	6.500%	4/15/2032	25	26
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	30	31
[8]	MIWD Holdco II LLC	5.500%	2/1/2030	45	44
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	110	117
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	50	50
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	100	102
[8]	NCL Corp. Ltd.	6.250%	9/15/2033	25	25
	Newell Brands Inc.	6.375%	9/15/2027	55	55
[8]	Newell Brands Inc.	8.500%	6/1/2028	70	73
	Newell Brands Inc.	6.625%	9/15/2029	95	95
	Newell Brands Inc.	6.375%	5/15/2030	15	15
	Newell Brands Inc.	6.625%	5/15/2032	20	19
	Newell Brands Inc.	7.375%	4/1/2036	20	19
	Newell Brands Inc.	7.500%	4/1/2046	30	25
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[8]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	45	45
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	135	135
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	50	53
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	105	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ontario Gaming GTA LP	8.000%	8/1/2030	40	38
[8]	Phinia Inc.	6.625%	10/15/2032	30	31
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	25	26
[8]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	25
	Service Corp. International	4.000%	5/15/2031	5	5
[8]	Six Flags Entertainment Corp.	6.625%	5/1/2032	30	30
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	30	31
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	25	25
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	765	775
[3,11]	Stellantis NV	3.875%	6/6/2031	100	117
[8]	Studio City Co. Ltd.	7.000%	2/15/2027	125	125
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	125	120
[8]	Vail Resorts Inc.	5.625%	7/15/2030	85	86
[8]	Vail Resorts Inc.	6.500%	5/15/2032	95	99
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	310	311
[11]	Volkswagen International Finance NV	3.748%	Perpetual	100	117
[8]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	40	40
	Whirlpool Corp.	6.500%	6/15/2033	140	136
[8]	Wynn Macau Ltd.	5.625%	8/26/2028	10	10
[8]	Wynn Macau Ltd.	5.125%	12/15/2029	40	40
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	115	117
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	150	152
					17,848
Consumer Staples (1.6%)
[8]	Albertsons Cos. Inc.	6.500%	2/15/2028	55	56
[8]	Albertsons Cos. Inc.	5.500%	3/31/2031	25	25
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	150	154
	Altria Group Inc.	3.400%	2/4/2041	135	104
	Altria Group Inc.	3.875%	9/16/2046	150	113
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	200	198
[3,11]	Anheuser-Busch InBev SA/NV	4.125%	5/19/2045	100	113
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	150	155
	BAT Capital Corp.	3.557%	8/15/2027	237	235
	BAT Capital Corp.	2.259%	3/25/2028	220	212
	BAT Capital Corp.	6.343%	8/2/2030	250	270
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,182
	BAT Capital Corp.	5.650%	3/16/2052	90	85
	BAT Capital Corp.	7.081%	8/2/2053	420	476
[3,11]	BAT International Finance plc	2.000%	3/13/2045	100	81
[8]	Energizer Holdings Inc.	4.750%	6/15/2028	208	206
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	180	172
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	90	86
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	145	147
[8]	Imperial Brands Finance plc	6.125%	7/27/2027	200	206
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	500	504
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	250	255
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	1,160	1,180
[11]	JT International Financial Services BV	3.870%	9/4/2055	200	233
[8]	KeHE Distributors LLC	9.000%	2/15/2029	100	105
	Kraft Heinz Foods Co.	3.750%	4/1/2030	320	313
	Kraft Heinz Foods Co.	4.375%	6/1/2046	470	388
	Kraft Heinz Foods Co.	5.500%	6/1/2050	435	406
	Kroger Co.	5.000%	9/15/2034	390	392
	Kroger Co.	4.450%	2/1/2047	93	78
	Kroger Co.	5.500%	9/15/2054	350	333
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	141	136
[8]	Mars Inc.	5.000%	3/1/2032	190	196
[8]	Mars Inc.	5.200%	3/1/2035	606	622
[8]	Mars Inc.	5.700%	5/1/2055	1,190	1,187
[8]	Mars Inc.	5.800%	5/1/2065	530	531
[8]	Opal Bidco SAS	6.500%	3/31/2032	215	220
[8]	Performance Food Group Inc.	5.500%	10/15/2027	60	60
[8]	Performance Food Group Inc.	4.250%	8/1/2029	20	20
[8]	Performance Food Group Inc.	6.125%	9/15/2032	55	57
	Philip Morris International Inc.	5.625%	11/17/2029	225	237
[11]	Philip Morris International Inc.	3.250%	6/6/2032	100	116
	Philip Morris International Inc.	4.250%	10/29/2032	530	521
	Philip Morris International Inc.	5.375%	2/15/2033	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	4/30/2035	520	522
	Philip Morris International Inc.	4.625%	10/29/2035	170	166
[11]	Philip Morris International Inc.	2.000%	5/9/2036	100	97
[11]	Philip Morris International Inc.	1.450%	8/1/2039	100	83
	Philip Morris International Inc.	4.500%	3/20/2042	106	95
[8]	Post Holdings Inc.	6.250%	2/15/2032	90	93
[8]	Post Holdings Inc.	6.375%	3/1/2033	55	55
[8]	Post Holdings Inc.	6.500%	3/15/2036	95	95
	Tyson Foods Inc.	3.550%	6/2/2027	500	497
[8]	US Foods Inc.	6.875%	9/15/2028	10	10
[8]	US Foods Inc.	4.750%	2/15/2029	42	42
[8]	US Foods Inc.	5.750%	4/15/2033	35	36
					14,262
Energy (2.9%)
[8]	Antero Midstream Partners LP	6.625%	2/1/2032	45	47
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	65	65
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	125	129
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	65	67
[8]	Blue Racer Midstream LLC	6.625%	7/15/2026	295	295
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	80	83
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	32
	Boardwalk Pipelines LP	4.800%	5/3/2029	85	86
	BP Capital Markets America Inc.	3.060%	6/17/2041	386	294
	BP Capital Markets America Inc.	2.939%	6/4/2051	517	329
[3,11]	BP Capital Markets BV	0.933%	12/4/2040	200	148
[8]	California Resources Corp.	7.000%	1/15/2034	50	49
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	90	79
	Cheniere Energy Partners LP	3.250%	1/31/2032	160	148
	Cheniere Energy Partners LP	5.950%	6/30/2033	30	32
[8]	Chord Energy Corp.	6.000%	10/1/2030	50	51
[8]	Chord Energy Corp.	6.750%	3/15/2033	35	36
[8]	Civitas Resources Inc.	8.375%	7/1/2028	50	52
[8]	Civitas Resources Inc.	8.625%	11/1/2030	20	21
[8]	Civitas Resources Inc.	8.750%	7/1/2031	65	68
[8]	Civitas Resources Inc.	9.625%	6/15/2033	135	146
[8]	CNX Resources Corp.	7.375%	1/15/2031	29	30
[8]	CNX Resources Corp.	7.250%	3/1/2032	91	95
	ConocoPhillips Co.	3.800%	3/15/2052	140	103
[8]	Crescent Energy Finance LLC	7.750%	7/31/2029	30	30
[8]	Crescent Energy Finance LLC	7.875%	4/15/2032	11	11
	Devon Energy Corp.	4.750%	5/15/2042	113	98
[8]	Diamond Foreign Asset Co.	8.500%	10/1/2030	110	117
	Diamondback Energy Inc.	5.750%	4/18/2054	180	170
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	310	321
	Enbridge Inc.	6.200%	11/15/2030	540	580
	Enbridge Inc.	6.700%	11/15/2053	205	225
	Energy Transfer LP	4.400%	3/15/2027	415	416
	Energy Transfer LP	5.250%	4/15/2029	139	143
	Energy Transfer LP	5.250%	7/1/2029	215	221
	Energy Transfer LP	5.300%	4/1/2044	120	109
	Energy Transfer LP	5.150%	3/15/2045	200	177
	Energy Transfer LP	5.400%	10/1/2047	319	286
	Energy Transfer LP	5.950%	5/15/2054	205	194
	Enterprise Products Operating LLC	5.200%	1/15/2036	120	122
	Enterprise Products Operating LLC	3.700%	1/31/2051	305	224
	EOG Resources Inc.	5.650%	12/1/2054	470	460
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	127	140
[8]	Excelerate Energy LP	8.000%	5/15/2030	110	116
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	100	84
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,009	984
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	889	806
	Genesis Energy LP	8.250%	1/15/2029	155	162
	Genesis Energy LP	8.000%	5/15/2033	45	47
	Helmerich & Payne Inc.	4.650%	12/1/2027	65	66
	Helmerich & Payne Inc.	4.850%	12/1/2029	40	40
	Hess Corp.	7.875%	10/1/2029	160	181
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	35	36
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	KazMunayGas National Co. JSC	4.750%	4/19/2027	385	387
[3]	KazMunayGas National Co. JSC	5.375%	4/24/2030	200	204
	Kinder Morgan Inc.	5.150%	6/1/2030	420	434
[8]	Kinetik Holdings LP	6.625%	12/15/2028	45	46
[8]	Kinetik Holdings LP	5.875%	6/15/2030	10	10
	Marathon Petroleum Corp.	5.150%	3/1/2030	750	773
[8]	Matador Resources Co.	6.250%	4/15/2033	15	15
	MPLX LP	4.800%	2/15/2029	110	112
	Occidental Petroleum Corp.	5.000%	8/1/2027	235	239
	Occidental Petroleum Corp.	6.375%	9/1/2028	197	206
	Occidental Petroleum Corp.	5.200%	8/1/2029	295	302
	Occidental Petroleum Corp.	7.500%	5/1/2031	70	79
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
	ONEOK Inc.	5.800%	11/1/2030	230	242
[8]	Permian Resources Operating LLC	5.875%	7/1/2029	75	75
[8]	Permian Resources Operating LLC	9.875%	7/15/2031	12	13
[8]	Permian Resources Operating LLC	7.000%	1/15/2032	66	69
[8]	Permian Resources Operating LLC	6.250%	2/1/2033	85	87
	Petrobras Global Finance BV	5.125%	9/10/2030	398	391
	Petrobras Global Finance BV	6.250%	1/10/2036	540	529
[8]	Petronas Capital Ltd.	4.950%	1/3/2031	137	141
[8]	Petronas Capital Ltd.	5.340%	4/3/2035	617	640
	Phillips 66 Co.	5.250%	6/15/2031	290	301
	Phillips 66 Co.	5.650%	6/15/2054	300	282
	Plains All American Pipeline LP	4.700%	1/15/2031	150	151
	Plains All American Pipeline LP	5.600%	1/15/2036	200	203
	Range Resources Corp.	8.250%	1/15/2029	70	71
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	25	26
[3]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,980	5,908
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	115	115
[8]	SM Energy Co.	7.000%	8/1/2032	110	108
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	79	84
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	25	26
	Suncor Energy Inc.	4.000%	11/15/2047	147	112
[8]	Sunoco LP	5.625%	3/15/2031	50	50
[8]	Sunoco LP	7.875%	Perpetual	75	77
[8]	Tallgrass Energy Partners LP	7.375%	2/15/2029	67	69
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	45	45
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	100	100
	Targa Resources Corp.	5.200%	7/1/2027	110	112
	Targa Resources Corp.	6.150%	3/1/2029	455	479
	Targa Resources Corp.	6.125%	3/15/2033	175	187
	Targa Resources Corp.	6.500%	3/30/2034	420	459
	Targa Resources Partners LP	6.875%	1/15/2029	45	46
[3,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	215
[3,11]	TotalEnergies SE	1.625%	Perpetual	200	228
[3,11]	TotalEnergies SE	2.000%	Perpetual	200	232
[8]	Transocean International Ltd.	8.250%	5/15/2029	20	20
[8]	Transocean International Ltd.	8.750%	2/15/2030	45	47
[8]	Transocean International Ltd.	8.500%	5/15/2031	10	10
[8]	Transocean International Ltd.	7.875%	10/15/2032	35	36
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	61	62
[8]	Valaris Ltd.	8.375%	4/30/2030	113	118
	Valero Energy Corp.	5.150%	2/15/2030	290	299
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	185	174
[8]	Venture Global LNG Inc.	9.500%	2/1/2029	185	192
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	70	70
[8]	Venture Global LNG Inc.	9.875%	2/1/2032	95	98
[8]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	25	25
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	35	36
[8]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	165	169
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	80	82
	Western Midstream Operating LP	4.500%	3/1/2028	215	216
	Western Midstream Operating LP	4.750%	8/15/2028	236	239
					25,708
Financials (10.2%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	444	441
	AerCap Ireland Capital DAC	4.875%	4/1/2028	510	519
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	300	245
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	18	19
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	25	26
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	37	38
	Ally Financial Inc.	5.737%	5/15/2029	245	251
	American Express Co.	5.043%	7/26/2028	376	382
	American Express Co.	5.085%	1/30/2031	360	371
	American International Group Inc.	4.850%	5/7/2030	1,330	1,363
[8]	AmWINS Group Inc.	6.375%	2/15/2029	60	62
[8]	AmWINS Group Inc.	4.875%	6/30/2029	35	34
	Aon North America Inc.	5.150%	3/1/2029	670	690
	Apollo Global Management Inc.	5.150%	8/12/2035	200	200
	Apollo Global Management Inc.	5.800%	5/21/2054	433	425
	Apollo Global Management Inc.	6.000%	12/15/2054	330	327
	Ares Capital Corp.	5.875%	3/1/2029	200	205
	Ares Strategic Income Fund	5.700%	3/15/2028	280	284
[3,11]	Aroundtown SA	3.500%	5/13/2030	500	581
[3,11]	Aroundtown SA	3.250%	1/2/2031	100	114
[11]	Artea Bankas AB	4.853%	12/5/2028	100	120
[11]	Artea Bankas AB	3.739%	10/7/2029	300	352
	Arthur J Gallagher & Co.	4.600%	12/15/2027	407	411
[8]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	115	119
[8]	Athene Global Funding	1.985%	8/19/2028	750	704
	Athene Holding Ltd.	3.450%	5/15/2052	61	39
	Athene Holding Ltd.	6.625%	10/15/2054	187	187
[11]	Athora Holding Ltd.	6.625%	6/16/2028	500	626
[11]	Athora Holding Ltd.	5.875%	9/10/2034	100	125
[10]	Aviva plc	6.875%	11/27/2053	100	145
[10]	Aviva plc	6.125%	9/12/2054	100	138
	Bank of America Corp.	5.744%	2/12/2036	1,020	1,063
[3]	Bank of America Corp.	4.078%	4/23/2040	340	303
[3,11]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	200	234
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	310	347
	Bank of New York Mellon Corp.	5.316%	6/6/2036	954	989
	Barclays plc	4.837%	9/10/2028	158	160
	Barclays plc	7.385%	11/2/2028	200	211
	Barclays plc	5.086%	2/25/2029	431	439
[3,11]	Barclays plc	4.973%	5/31/2036	200	246
	Barclays plc	3.330%	11/24/2042	200	154
[3,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	100	127
	Block Inc.	2.750%	6/1/2026	10	10
[8]	Block Inc.	5.625%	8/15/2030	40	41
	Block Inc.	6.500%	5/15/2032	145	151
[8]	Block Inc.	6.000%	8/15/2033	30	31
[8]	BNP Paribas SA	5.283%	11/19/2030	110	113
[3,10]	BNP Paribas SA	2.000%	5/24/2031	400	534
[3,11]	BNP Paribas SA	0.875%	8/31/2033	200	221
[10]	BPCE SA	2.500%	11/30/2032	600	775
[8]	Bread Financial Holdings Inc.	6.750%	5/15/2031	70	72
	Brown & Brown Inc.	4.700%	6/23/2028	216	219
	Capital One Financial Corp.	5.468%	2/1/2029	120	123
	Capital One Financial Corp.	3.273%	3/1/2030	480	466
[3]	Capital One Financial Corp.	7.624%	10/30/2031	164	185
	Capital One Financial Corp.	6.051%	2/1/2035	168	179
	Capital One Financial Corp.	6.183%	1/30/2036	672	702
	Capital One Financial Corp.	5.197%	9/11/2036	423	421
	Carlyle Group Inc.	5.050%	9/19/2035	147	145
	Charles Schwab Corp.	6.136%	8/24/2034	509	555
	Citigroup Inc.	4.643%	5/7/2028	3,040	3,065
	Citigroup Inc.	4.542%	9/19/2030	1,320	1,330
	Citigroup Inc.	6.174%	5/25/2034	170	181
	Citigroup Inc.	5.827%	2/13/2035	280	291
	Citigroup Inc.	6.020%	1/24/2036	340	357
	Citigroup Inc.	4.650%	7/30/2045	145	130
[3,10]	Close Brothers Finance plc	2.750%	10/19/2026	100	133
[3,10]	Close Brothers Finance plc	1.625%	12/3/2030	200	228
[10]	Close Brothers Group plc	7.750%	6/14/2028	200	284
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254
	Corebridge Financial Inc.	3.650%	4/5/2027	150	149
	Corebridge Financial Inc.	3.850%	4/5/2029	330	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	3.900%	4/5/2032	200	190
	Corebridge Financial Inc.	4.350%	4/5/2042	190	162
	Corebridge Financial Inc.	4.400%	4/5/2052	300	243
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	105	105
[8]	Credit Agricole SA	4.631%	9/11/2028	250	252
	Credit Suisse USA LLC	7.125%	7/15/2032	340	388
[8]	Danske Bank A/S	5.427%	3/1/2028	200	203
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	300	350
[3,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	400	479
	Equitable Holdings Inc.	5.000%	4/20/2048	102	91
[3,11]	Eurobank SA	4.000%	2/7/2036	100	117
	Fifth Third Bancorp	6.339%	7/27/2029	280	295
	Fifth Third Bancorp	4.895%	9/6/2030	380	386
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	45	47
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	10	11
[8]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	55	55
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	55	58
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	40	41
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	60	61
[8]	GGAM Finance Ltd.	8.000%	6/15/2028	35	37
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	372	425
[8]	Global Atlantic Fin Co.	6.750%	3/15/2054	310	317
	Goldman Sachs Group Inc.	4.692%	10/23/2030	380	385
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	110	110
	Goldman Sachs Group Inc.	6.750%	10/1/2037	200	223
	Goldman Sachs Group Inc.	2.908%	7/21/2042	225	165
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	140	129
	Goldman Sachs Group Inc.	5.561%	11/19/2045	1,400	1,400
	Golub Capital Private Credit Fund	5.875%	5/1/2030	330	335
[11]	Helvetia Europe SA	2.750%	9/30/2041	200	221
[8]	Howden UK Refinance plc	7.250%	2/15/2031	35	36
[8]	Howden UK Refinance plc	8.125%	2/15/2032	45	46
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	547	544
	HPS Corporate Lending Fund	5.950%	4/14/2032	290	294
	HSBC Holdings plc	5.130%	11/19/2028	419	427
[3]	HSBC Holdings plc	3.973%	5/22/2030	450	444
	HSBC Holdings plc	4.619%	11/6/2031	1,212	1,215
	HSBC Holdings plc	2.804%	5/24/2032	400	366
	HSBC Holdings plc	6.332%	3/9/2044	175	192
	HSBC USA Inc.	4.650%	6/3/2028	682	693
[8]	HUB International Ltd.	7.250%	6/15/2030	20	21
[8]	HUB International Ltd.	7.375%	1/31/2032	25	26
	Huntington Bancshares Inc.	6.208%	8/21/2029	800	839
	Huntington Bancshares Inc.	5.709%	2/2/2035	343	359
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	130
	Huntington National Bank	4.871%	4/12/2028	621	626
[3,11]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	3.625%	9/1/2028	148	147
	Intercontinental Exchange Inc.	3.000%	6/15/2050	94	62
	Intercontinental Exchange Inc.	5.200%	6/15/2062	115	105
[3,11]	IWG US Finance LLC	6.500%	6/28/2030	100	128
[11]	IWG US Finance LLC	5.125%	5/14/2032	200	238
[11]	JAB Holdings BV	4.375%	4/25/2034	300	364
	JPMorgan Chase & Co.	5.040%	1/23/2028	300	303
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	586
	JPMorgan Chase & Co.	4.505%	10/22/2028	740	747
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	476
	JPMorgan Chase & Co.	5.140%	1/24/2031	700	724
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,019	1,056
	JPMorgan Chase & Co.	6.400%	5/15/2038	200	226
	KeyBank NA	5.000%	1/26/2033	100	101
	KeyCorp	6.401%	3/6/2035	110	119
	KKR & Co. Inc.	5.100%	8/7/2035	112	112
[3,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	400	492
[8]	Lseg US Fin Corp.	4.875%	3/28/2027	200	202
	M&T Bank Corp.	5.179%	7/8/2031	430	441
	M&T Bank Corp.	6.082%	3/13/2032	619	658
	M&T Bank Corp.	5.053%	1/27/2034	127	128
	M&T Bank Corp.	5.400%	7/30/2035	464	469
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	1,500	1,521
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	492	496
	MetLife Inc.	4.875%	11/13/2043	100	93
	MetLife Inc.	5.000%	7/15/2052	100	91
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Morgan Stanley	3.950%	4/23/2027	174	174
[3]	Morgan Stanley	5.652%	4/13/2028	399	407
	Morgan Stanley	4.654%	10/18/2030	730	739
	Morgan Stanley	5.230%	1/15/2031	651	671
[3]	Morgan Stanley	4.356%	10/22/2031	721	719
[3]	Morgan Stanley	2.511%	10/20/2032	640	574
	Morgan Stanley	5.466%	1/18/2035	350	364
	Morgan Stanley	5.831%	4/19/2035	860	914
	Morgan Stanley	5.587%	1/18/2036	860	899
	Morgan Stanley	5.664%	4/17/2036	725	762
[3]	Morgan Stanley	3.971%	7/22/2038	175	157
[3]	Morgan Stanley	4.457%	4/22/2039	140	132
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	560	565
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	255
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,239	1,256
	Nasdaq Inc.	5.350%	6/28/2028	191	197
	Nasdaq Inc.	5.950%	8/15/2053	300	311
[8]	National Australia Bank Ltd.	2.990%	5/21/2031	250	229
	National Bank of Canada	4.950%	2/1/2028	890	899
[3]	NatWest Group plc	4.892%	5/18/2029	200	203
	NatWest Group plc	5.115%	5/23/2031	210	215
[3,10]	NatWest Group plc	2.105%	11/28/2031	100	133
	Navient Corp.	4.875%	3/15/2028	8	8
	Navient Corp.	9.375%	7/25/2030	30	33
[8]	New York Life Global Funding	4.850%	1/9/2028	500	509
	Northern Trust Corp.	4.150%	11/19/2030	282	282
	Northern Trust Corp.	5.117%	11/19/2040	293	294
[3,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	200	267
[8]	Omnis Funding Trust	6.722%	5/15/2055	331	344
	OneMain Finance Corp.	3.500%	1/15/2027	65	64
	OneMain Finance Corp.	6.125%	5/15/2030	25	26
	OneMain Finance Corp.	6.500%	3/15/2033	70	71
	OneMain Finance Corp.	6.750%	9/15/2033	50	51
[8]	Panther Escrow Issuer LLC	7.125%	6/1/2031	61	63
[8]	Park Intermediate Holdings LLC	7.000%	2/1/2030	25	26
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	225	239
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,330	1,385
	PNC Financial Services Group Inc.	6.875%	10/20/2034	500	566
	PNC Financial Services Group Inc.	5.575%	1/29/2036	70	73
	Prudential Financial Inc.	3.935%	12/7/2049	250	193
	Prudential Financial Inc.	6.500%	3/15/2054	150	158
[3,11]	Public Property Invest A/S	4.625%	3/12/2030	200	241
[3,11]	Public Property Invest A/S	4.375%	10/1/2032	100	116
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	300	350
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	300	337
	Regions Financial Corp.	5.722%	6/6/2030	1,225	1,276
	Regions Financial Corp.	5.502%	9/6/2035	586	603
[8]	Rocket Cos. Inc.	6.500%	8/1/2029	50	52
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	60	62
[8]	Rocket Cos. Inc.	7.125%	2/1/2032	35	37
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	90	94
[8]	Rocket Mortgage LLC	2.875%	10/15/2026	55	54
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	50	47
[3]	Royal Bank of Canada	5.200%	8/1/2028	120	124
[3]	Royal Bank of Canada	4.522%	10/18/2028	697	704
[3]	Royal Bank of Canada	4.969%	8/2/2030	513	525
[3]	Royal Bank of Canada	4.650%	10/18/2030	590	598
[8]	Ryan Specialty LLC	5.875%	8/1/2032	80	82
	Santander UK Group Holdings plc	4.320%	9/22/2029	908	909
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	100	142
[8]	Shift4 Payments LLC	6.750%	8/15/2032	40	41
	Sixth Street Lending Partners	6.125%	7/15/2030	520	534
	State Street Corp.	4.834%	4/24/2030	965	994
	State Street Corp.	4.784%	10/23/2036	686	683
	Suci Second Investment Co.	4.375%	9/10/2027	2,085	2,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	412
	Synovus Bank	5.957%	1/15/2036	263	265
	Synovus Financial Corp.	6.168%	11/1/2030	595	618
[3,11]	Talanx AG	2.250%	12/5/2047	300	347
	Toronto-Dominion Bank	4.783%	12/17/2029	750	768
[11]	Triodos Bank NV	4.875%	9/12/2029	300	364
[3]	Truist Financial Corp.	5.071%	5/20/2031	1,156	1,187
	UBS AG	4.864%	1/10/2028	250	252
[8]	UBS Group AG	4.253%	3/23/2028	200	200
[8]	UBS Group AG	3.869%	1/12/2029	350	348
[8]	UBS Group AG	4.151%	12/23/2029	1,410	1,408
[8]	UBS Group AG	5.617%	9/13/2030	345	360
[8]	UBS Group AG	4.398%	9/23/2031	750	746
[8]	UBS Group AG	3.091%	5/14/2032	280	260
[8]	UBS Group AG	4.844%	11/6/2033	570	570
[8]	UBS Group AG	5.580%	5/9/2036	895	931
[8]	UBS Group AG	5.010%	3/23/2037	951	942
	US Bancorp	5.775%	6/12/2029	940	977
	US Bancorp	5.083%	5/15/2031	617	636
	US Bancorp	5.850%	10/21/2033	188	201
	US Bancorp	4.839%	2/1/2034	220	222
	US Bancorp	5.836%	6/12/2034	340	362
[8]	USI Inc.	7.500%	1/15/2032	12	13
[8]	UWM Holdings LLC	6.625%	2/1/2030	30	30
[11]	Volksbank Wien AG	5.750%	6/21/2034	100	122
[3]	Wells Fargo & Co.	2.393%	6/2/2028	490	479
[3]	Wells Fargo & Co.	5.557%	7/25/2034	269	282
	Wells Fargo & Co.	6.491%	10/23/2034	343	380
[3]	Wells Fargo & Co.	3.068%	4/30/2041	175	136
	Wells Fargo & Co.	5.375%	11/2/2043	155	150
[8]	WEX Inc.	6.500%	3/15/2033	35	36
	Willis North America Inc.	2.950%	9/15/2029	904	860
					91,024
Health Care (1.8%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	82	85
	AbbVie Inc.	5.500%	3/15/2064	125	121
	Amgen Inc.	4.950%	10/1/2041	450	426
	Amgen Inc.	5.650%	3/2/2053	445	436
	Amgen Inc.	5.750%	3/2/2063	95	93
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	3	3
[3,11]	Bayer AG	6.625%	9/25/2083	400	499
	Becton Dickinson & Co.	4.874%	2/8/2029	365	372
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	240	156
	Cardinal Health Inc.	5.750%	11/15/2054	765	763
	Cencora Inc.	4.300%	12/15/2047	300	251
[3]	CommonSpirit Health	4.350%	11/1/2042	300	261
[8]	Community Health Systems Inc.	10.875%	1/15/2032	77	84
[8]	Community Health Systems Inc.	9.750%	1/15/2034	95	100
	CVS Health Corp.	1.750%	8/21/2030	476	423
	CVS Health Corp.	6.000%	6/1/2044	325	326
[8]	DaVita Inc.	4.625%	6/1/2030	100	97
[8]	DaVita Inc.	3.750%	2/15/2031	40	37
[8]	DaVita Inc.	6.875%	9/1/2032	80	83
[8]	DaVita Inc.	6.750%	7/15/2033	15	16
	Elevance Health Inc.	5.150%	6/15/2029	215	222
	Elevance Health Inc.	6.100%	10/15/2052	210	216
	Elevance Health Inc.	5.700%	2/15/2055	525	512
	Elevance Health Inc.	5.700%	9/15/2055	500	490
[8]	Endo Finance Holdings Inc.	8.500%	4/15/2031	45	48
[8]	Fortrea Holdings Inc.	7.500%	7/1/2030	34	35
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	150	153
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	310	316
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	290	301
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	300	300
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	270	294
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	730	638
	HCA Inc.	5.000%	3/1/2028	150	153
	HCA Inc.	5.250%	3/1/2030	285	294
	HCA Inc.	4.600%	11/15/2032	265	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.900%	11/15/2035	205	202
[8]	IQVIA Inc.	6.250%	6/1/2032	105	110
[8]	LifePoint Health Inc.	11.000%	10/15/2030	35	38
	McKesson Corp.	4.950%	5/30/2032	2,290	2,352
[8]	Medline Borrower LP	3.875%	4/1/2029	28	27
[8]	Medline Borrower LP	6.250%	4/1/2029	25	26
[8]	Medline Borrower LP	5.250%	10/1/2029	25	25
	Merck & Co. Inc.	4.450%	12/4/2032	198	198
	Merck & Co. Inc.	5.150%	5/17/2063	265	243
[8]	Organon & Co.	6.750%	5/15/2034	90	81
	Pfizer Inc.	4.500%	11/15/2032	460	461
	Pfizer Inc.	5.700%	11/15/2065	395	389
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	379
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	144
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	140
[8]	Radiology Partners Inc.	8.500%	7/15/2032	75	78
[8]	Star Parent Inc.	9.000%	10/1/2030	62	66
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
	Tenet Healthcare Corp.	6.125%	10/1/2028	33	33
	Tenet Healthcare Corp.	4.250%	6/1/2029	60	59
	Tenet Healthcare Corp.	4.375%	1/15/2030	20	20
	Tenet Healthcare Corp.	6.125%	6/15/2030	20	21
	Tenet Healthcare Corp.	6.750%	5/15/2031	55	57
[8]	Tenet Healthcare Corp.	5.500%	11/15/2032	140	142
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	57	56
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	30	30
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	63
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	49	37
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	47
	UnitedHealth Group Inc.	4.650%	1/15/2031	700	715
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	155
	UnitedHealth Group Inc.	2.750%	5/15/2040	315	236
	UnitedHealth Group Inc.	5.950%	6/15/2055	270	277
	UnitedHealth Group Inc.	6.050%	2/15/2063	100	102
	UnitedHealth Group Inc.	5.200%	4/15/2063	455	407
	Zoetis Inc.	4.700%	2/1/2043	105	96
					16,507
Industrials (1.5%)
[8]	Air Canada	3.875%	8/15/2026	200	199
[8]	Allison Transmission Inc.	4.750%	10/1/2027	155	155
[8]	Allison Transmission Inc.	5.875%	12/1/2033	35	35
[8]	American Airlines Inc.	7.250%	2/15/2028	44	45
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	135	134
	Amphenol Corp.	3.800%	11/15/2027	327	327
	Amphenol Corp.	3.900%	11/15/2028	164	164
	Amphenol Corp.	4.125%	11/15/2030	274	272
	Amphenol Corp.	4.400%	2/15/2033	155	153
	Amphenol Corp.	4.625%	2/15/2036	309	303
	Amphenol Corp.	5.300%	11/15/2055	151	144
[8]	Arcosa Inc.	6.875%	8/15/2032	20	21
[8]	Axon Enterprise Inc.	6.250%	3/15/2033	10	10
	Boeing Co.	5.040%	5/1/2027	610	616
	Boeing Co.	6.298%	5/1/2029	20	21
	Boeing Co.	5.150%	5/1/2030	265	272
	Boeing Co.	6.528%	5/1/2034	781	864
	Boeing Co.	5.805%	5/1/2050	250	246
	Boeing Co.	6.858%	5/1/2054	586	657
	Boeing Co.	5.930%	5/1/2060	400	392
[8]	Bombardier Inc.	7.250%	7/1/2031	45	48
[8]	Bombardier Inc.	7.000%	6/1/2032	45	48
[8]	Bombardier Inc.	6.750%	6/15/2033	20	21
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	450	476
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	133
[8]	BWX Technologies Inc.	4.125%	6/30/2028	100	98
	Canadian Pacific Railway Co.	3.500%	5/1/2050	142	102
[8]	Chart Industries Inc.	7.500%	1/1/2030	25	26
[8]	Chart Industries Inc.	9.500%	1/1/2031	15	16
[3,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	400	438
[8]	Clean Harbors Inc.	6.375%	2/1/2031	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Clean Harbors Inc.	5.750%	10/15/2033	75	77
	CSX Corp.	3.800%	11/1/2046	283	222
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	1,011	1,017
	Eaton Capital ULC	4.450%	5/9/2030	230	232
[8]	Enpro Inc.	6.125%	6/1/2033	40	41
[8]	Entegris Inc.	5.950%	6/15/2030	300	306
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	920	1,066
[8]	First Student Bidco Inc.	4.000%	7/31/2029	75	73
[8]	Gates Corp.	6.875%	7/1/2029	40	42
	General Electric Co.	4.900%	1/29/2036	522	530
[8]	Genesee & Wyoming Inc.	6.250%	4/15/2032	65	67
[8]	Herc Holdings Inc.	6.625%	6/15/2029	45	47
[8]	Herc Holdings Inc.	7.000%	6/15/2030	40	42
[8]	Herc Holdings Inc.	5.750%	3/15/2031	45	46
[8]	Herc Holdings Inc.	7.250%	6/15/2033	10	11
[8]	Herc Holdings Inc.	6.000%	3/15/2034	30	30
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	350	362
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	87	88
	Lockheed Martin Corp.	4.300%	6/15/2062	360	283
	Otis Worldwide Corp.	5.131%	9/4/2035	241	246
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	105	103
	RTX Corp.	4.875%	10/15/2040	127	123
	RTX Corp.	6.400%	3/15/2054	183	201
	Ryder System Inc.	4.300%	12/1/2030	133	132
[8]	Siemens Funding BV	5.900%	5/28/2065	490	511
[8]	TopBuild Corp.	3.625%	3/15/2029	135	131
[8]	TopBuild Corp.	4.125%	2/15/2032	25	24
[8]	TopBuild Corp.	5.625%	1/31/2034	65	66
[8]	TransDigm Inc.	6.750%	8/15/2028	240	245
[8]	TransDigm Inc.	6.375%	3/1/2029	111	115
[8]	TransDigm Inc.	7.125%	12/1/2031	70	73
[8]	TransDigm Inc.	6.625%	3/1/2032	6	6
[8]	TransDigm Inc.	6.375%	5/31/2033	195	200
[8]	United Airlines Inc.	4.625%	4/15/2029	80	80
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	24	24
	United Parcel Service Inc.	6.050%	5/14/2065	300	309
[8]	WESCO Distribution Inc.	6.375%	3/15/2029	80	83
[8]	WESCO Distribution Inc.	6.625%	3/15/2032	65	68
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	35	36
					13,845
Materials (1.4%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	75	77
[8]	Alcoa Nederland Holding BV	6.125%	5/15/2028	15	15
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	15	15
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	120	125
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	640	649
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	470	482
[11]	Amcor UK Finance plc	3.750%	2/20/2033	200	233
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	90	85
[8]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	70	72
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	25	26
[8]	Axalta Coating Systems LLC	4.750%	6/15/2027	180	180
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	30	28
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	48	50
[8]	Big River Steel LLC	6.625%	1/31/2029	410	411
[3]	Braskem Netherlands Finance BV	4.500%	1/31/2030	490	191
[8]	Canpack SA	3.875%	11/15/2029	265	253
[8]	Carpenter Technology Corp.	5.625%	3/1/2034	35	36
[8]	Chemours Co.	5.750%	11/15/2028	10	10
[8]	Chemours Co.	4.625%	11/15/2029	220	200
[8]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	5	5
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	135	142
[8]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	60	63
[8]	Commercial Metals Co.	5.750%	11/15/2033	75	77
[8]	Commercial Metals Co.	6.000%	12/15/2035	45	46
	CRH America Finance Inc.	4.400%	2/9/2031	1,381	1,382
	CRH America Finance Inc.	5.000%	2/9/2036	400	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Crown Americas LLC	5.875%	6/1/2033	85	87
	Eastman Chemical Co.	4.500%	12/1/2028	100	101
[8]	Element Solutions Inc.	3.875%	9/1/2028	225	220
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	25	26
	FMC Corp.	5.650%	5/18/2033	45	39
	FMC Corp.	8.450%	11/1/2055	95	75
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	260	263
[8]	Hudbay Minerals Inc.	4.500%	4/1/2026	190	190
[8]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	105	105
[8]	Kaiser Aluminum Corp.	5.875%	3/1/2034	25	25
	LYB International Finance III LLC	3.375%	10/1/2040	339	246
[8]	Magnera Corp.	7.250%	11/15/2031	84	83
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	50	53
[8]	Novelis Corp.	4.750%	1/30/2030	221	214
[8]	Novelis Corp.	3.875%	8/15/2031	172	156
	Nucor Corp.	3.850%	4/1/2052	100	76
	Nutrien Ltd.	5.800%	3/27/2053	155	155
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	15	15
[8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	225	226
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	135	138
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	64	65
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	50	51
[8]	Qnity Electronics Inc.	6.250%	8/15/2033	35	36
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	88
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	90	94
[8]	Sealed Air Corp.	6.125%	2/1/2028	110	112
[8]	Sealed Air Corp.	5.000%	4/15/2029	20	20
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	615	622
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	5	5
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	835	864
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	280	281
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	440	443
[8]	SNF Group SACA	3.125%	3/15/2027	55	54
[8]	SNF Group SACA	3.375%	3/15/2030	255	238
[8]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	55	56
	Steel Dynamics Inc.	4.000%	12/15/2028	560	559
	Suzano Netherlands BV	5.500%	1/15/2036	230	228
[8]	Trivium Packaging Finance BV	8.250%	7/15/2030	18	19
[8]	Trivium Packaging Finance BV	12.250%	1/15/2031	20	22
[8]	Vale Overseas Ltd.	6.000%	2/25/2056	326	325
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	50	47
[8]	WR Grace Holdings LLC	7.375%	3/1/2031	30	31
[8]	WR Grace Holdings LLC	6.625%	8/15/2032	25	25
	WRKCo Inc.	4.000%	3/15/2028	100	100
					12,189
Real Estate (0.5%)
	American Homes 4 Rent LP	4.950%	6/15/2030	190	194
	Brandywine Operating Partnership LP	8.875%	4/12/2029	175	189
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	24
	Brixmor Operating Partnership LP	2.250%	4/1/2028	815	782
	COPT Defense Properties LP	4.500%	10/15/2030	61	61
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	100	118
[8]	EF Holdco	7.375%	9/30/2030	55	55
	ERP Operating LP	4.500%	7/1/2044	230	204
	Extra Space Storage LP	5.700%	4/1/2028	150	155
	Extra Space Storage LP	4.950%	1/15/2033	414	418
	Highwoods Realty LP	2.600%	2/1/2031	298	267
	Host Hotels & Resorts LP	4.250%	12/15/2028	170	170
	Hudson Pacific Properties LP	3.950%	11/1/2027	15	14
	Hudson Pacific Properties LP	5.950%	2/15/2028	35	34
[3,11]	ICADE	4.375%	5/22/2035	200	231
	Kimco Realty OP LLC	4.250%	4/1/2045	65	55
	Kimco Realty OP LLC	3.700%	10/1/2049	110	82
	MPT Operating Partnership LP	3.500%	3/15/2031	75	55
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	95	102
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	100	115
[8]	RHP Hotel Properties LP	6.500%	4/1/2032	35	36
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	20	21
	Sabra Health Care LP	3.200%	12/1/2031	380	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SBA Communications Corp.	3.875%	2/15/2027	50	50
	SBA Communications Corp.	3.125%	2/1/2029	50	48
[8]	Service Properties Trust	0.000%	9/30/2027	30	27
	Service Properties Trust	5.500%	12/15/2027	40	39
	Service Properties Trust	8.375%	6/15/2029	62	62
[8]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	11
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	70	72
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	75	78
[8]	XHR LP	4.875%	6/1/2029	20	20
[8]	XHR LP	6.625%	5/15/2030	25	26
					4,162
Technology (2.4%)
[8]	Amkor Technology Inc.	5.875%	10/1/2033	35	36
[3]	Bidvest Group UK plc	6.200%	9/17/2032	300	306
[8]	Boost Newco Borrower LLC	7.500%	1/15/2031	35	37
	Broadcom Inc.	4.600%	7/15/2030	1,801	1,830
	Broadcom Inc.	4.150%	11/15/2030	190	189
[8]	Broadcom Inc.	4.150%	4/15/2032	285	279
	Broadcom Inc.	4.900%	7/15/2032	835	852
[8]	Central Parent LLC	8.000%	6/15/2029	75	65
[8]	Cloud Software Group Inc.	6.500%	3/31/2029	91	92
[8]	Cloud Software Group Inc.	9.000%	9/30/2029	40	42
[8]	Cloud Software Group Inc.	8.250%	6/30/2032	140	147
	Cotiviti Inc.	7.625%	5/1/2031	25	24
	Dell International LLC	4.750%	4/1/2028	780	791
	Dell International LLC	4.750%	10/6/2032	540	539
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	55	56
[8]	Fair Isaac Corp.	6.000%	5/15/2033	60	62
[11]	Fiserv Inc.	4.500%	5/24/2031	100	121
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	200	207
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,707	1,808
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	652	683
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	715	749
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	770	809
[8]	Gen Digital Inc.	6.250%	4/1/2033	35	36
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	1,046	1,046
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,564	1,572
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	537	535
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	97	98
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	293	291
[8]	Imola Merger Corp.	4.750%	5/15/2029	125	123
	Intel Corp.	2.450%	11/15/2029	1,270	1,185
	Intel Corp.	2.000%	8/12/2031	154	135
	Intel Corp.	5.200%	2/10/2033	254	259
	Intel Corp.	4.100%	5/19/2046	186	142
	Intel Corp.	3.734%	12/8/2047	256	182
	Intel Corp.	3.050%	8/12/2051	170	104
	Intel Corp.	5.700%	2/10/2053	284	264
	Intel Corp.	5.600%	2/21/2054	228	210
	Intel Corp.	3.100%	2/15/2060	190	107
	Intel Corp.	5.900%	2/10/2063	120	112
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	40	41
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	40	42
[8]	McAfee Corp.	7.375%	2/15/2030	70	61
	Motorola Solutions Inc.	5.200%	8/15/2032	635	655
	Oracle Corp.	4.800%	8/3/2028	200	201
	Oracle Corp.	4.450%	9/26/2030	1,132	1,107
	Oracle Corp.	4.800%	9/26/2032	241	233
	Oracle Corp.	5.200%	9/26/2035	1,011	970
	Oracle Corp.	5.875%	9/26/2045	235	212
	Oracle Corp.	4.000%	11/15/2047	424	291
	Oracle Corp.	3.850%	4/1/2060	381	233
	Paychex Inc.	5.350%	4/15/2032	160	166
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	31
[8]	Rocket Software Inc.	9.000%	11/28/2028	40	41
[8]	Science Applications International Corp.	5.875%	11/1/2033	25	25
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	80	80
	Synopsys Inc.	4.650%	4/1/2028	630	639
[8]	UKG Inc.	6.875%	2/1/2031	65	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Digital Corp.	4.750%	2/15/2026	22	22
	Workday Inc.	3.800%	4/1/2032	100	96
	X Corp.	9.500%	10/26/2029	265	264
					21,602
Utilities (2.2%)
	AEP Texas Inc.	5.850%	10/15/2055	360	353
	AEP Transmission Co. LLC	5.375%	6/15/2035	130	134
	AEP Transmission Co. LLC	5.400%	3/15/2053	130	126
	AES Corp.	5.450%	6/1/2028	118	121
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	260	256
	Atmos Energy Corp.	5.000%	12/15/2054	570	518
[8]	California Buyer Ltd.	6.375%	2/15/2032	70	70
[8]	Calpine Corp.	4.500%	2/15/2028	102	102
[8]	Calpine Corp.	4.625%	2/1/2029	25	25
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	265	264
[8]	Clearway Energy Operating LLC	3.750%	1/15/2032	10	9
[3]	Colbun SA	5.375%	9/11/2035	140	141
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	455	464
	Duke Energy Corp.	3.300%	6/15/2041	226	174
	Duke Energy Florida LLC	6.200%	11/15/2053	170	182
	Duke Energy Ohio Inc.	5.650%	4/1/2053	160	158
[8]	Enel Finance America LLC	2.875%	7/12/2041	300	216
[8]	Energuate Trust 2 0	6.350%	9/15/2035	730	729
[3,10]	Engie SA	5.750%	10/28/2050	100	126
	Entergy Texas Inc.	5.000%	9/15/2052	70	62
	Entergy Texas Inc.	5.800%	9/1/2053	160	159
	Exelon Corp.	4.450%	4/15/2046	660	554
	Exelon Corp.	4.100%	3/15/2052	100	77
	Exelon Corp.	5.600%	3/15/2053	474	459
	Exelon Corp.	5.875%	3/15/2055	900	902
	FirstEnergy Corp.	2.650%	3/1/2030	220	205
[3]	FirstEnergy Corp.	2.250%	9/1/2030	70	63
[8]	FirstEnergy Transmission LLC	2.866%	9/15/2028	304	294
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	191	191
[8]	FirstEnergy Transmission LLC	4.550%	4/1/2049	180	153
	Florida Power & Light Co.	5.600%	2/15/2066	650	641
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	115	116
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	475
	MidAmerican Energy Co.	5.300%	2/1/2055	360	341
	National Grid plc	5.602%	6/12/2028	350	361
	Nevada Power Co.	6.000%	3/15/2054	200	205
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	362	374
	NiSource Inc.	5.200%	7/1/2029	650	670
	NiSource Inc.	5.850%	4/1/2055	630	627
[8]	NRG Energy Inc.	5.750%	7/15/2029	45	45
[8]	NRG Energy Inc.	5.750%	1/15/2034	100	101
[8]	NRG Energy Inc.	6.250%	11/1/2034	40	41
[8]	NRG Energy Inc.	6.000%	1/15/2036	125	127
	Pacific Gas & Electric Co.	4.500%	7/1/2040	350	305
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	15	15
	Pinnacle West Capital Corp.	4.900%	5/15/2028	210	214
	PPL Electric Utilities Corp.	5.250%	5/15/2053	230	220
[8]	PSEG Power LLC	5.200%	5/15/2030	845	864
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	970	997
[8]	Rayburn Country Securitization LLC	2.307%	12/1/2030	129	123
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	70
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	131
[3]	Southern Power Co.	4.900%	10/1/2035	230	228
[3,10]	SW Finance I plc	6.640%	3/31/2026	180	243
[3,10]	SW Finance I plc	1.625%	3/30/2027	100	129
[10]	SW Finance I plc	7.750%	10/31/2031	100	143
[3,10]	SW Finance I plc	6.875%	8/7/2032	100	140
[3,10]	SW Finance I plc	7.000%	4/16/2040	100	135
[8]	Talen Energy Supply LLC	6.250%	2/1/2034	100	102
[8]	Talen Energy Supply LLC	6.500%	2/1/2036	75	78
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	421
	TransAlta Corp.	5.875%	2/1/2034	25	25
	Union Electric Co.	5.450%	3/15/2053	450	434
[3,10]	United Utilities Water Finance plc	5.750%	6/26/2036	100	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,10]	United Utilities Water Finance plc	5.250%	1/22/2046	200	237
[11]	Veolia Environnement SA	1.625%	Perpetual	100	116
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	700	536
	Virginia Electric & Power Co.	5.450%	4/1/2053	140	133
[8]	Vistra Operations Co. LLC	5.625%	2/15/2027	40	40
[8]	Vistra Operations Co. LLC	5.000%	7/31/2027	130	130
[8]	Vistra Operations Co. LLC	4.300%	10/15/2028	790	790
[8]	Vistra Operations Co. LLC	7.750%	10/15/2031	95	101
[8]	Vistra Operations Co. LLC	6.875%	4/15/2032	35	37
[8]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	15	15
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	65	67
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	40	42
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	300	395
[3,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	130
[3,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	175
					19,507
Total Corporate Bonds (Cost $254,360)					255,620
Floating Rate Loan Interests (0.3%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.134%	5/28/2032	25	25
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	715	717
[7]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	70	70
[7]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.466%	2/15/2029	99	99
[7]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/2031	82	82
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	20	20
[7]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.250%	6.120%	10/16/2031	59	60
[7]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	30	30
[7]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/2032	25	25
[7]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.466%	1/28/2032	65	65
[7]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	40	38
[7]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/2032	75	75
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	72	71
[7]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	40	40
[7]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.236%	7/1/2031	39	40
[7]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	55	55
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.716%	3/1/2029	206	189
[7]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 1.750%	5.466%	10/23/2030	278	279
[7]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	120	120
[7]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/2032	45	45
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/2028	59	59
[7]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/2032	105	105
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.216%	7/31/2031	89	89
[7]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.947%	4/30/2030	20	20
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	80	81
[7]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	5.466%	5/24/2030	288	289
Total Floating Rate Loan Interests (Cost $2,805)					2,788
Sovereign Bonds (14.0%)
[11]	Adif Alta Velocidad	3.125%	1/31/2030	1,600	1,896
[11]	Adif Alta Velocidad	3.625%	4/30/2035	2,000	2,356
[3,11]	Arab Republic of Egypt	4.750%	4/16/2026	391	459
[3]	Arab Republic of Egypt	8.700%	3/1/2049	550	550
[3]	Argentine Republic	1.000%	7/9/2029	208	185
[3]	Argentine Republic	0.750%	7/9/2030	1,836	1,562
[3]	Argentine Republic	5.000%	1/9/2038	1,065	827
[3]	Argentine Republic	4.125%	7/9/2046	668	476
[3]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	400	407
[3]	Benin Government Bond	8.375%	1/23/2041	200	211
[3]	Bermuda	3.717%	1/25/2027	790	784
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,897	1,999
[3,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,118	4,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	2,137	2,138
[11]	City of Madrid Spain	3.360%	10/31/2035	2,880	3,345
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	134
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,875	1,856
[3]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	228	243
[3]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	481	487
[3]	Dominican Republic	5.950%	1/25/2027	6,925	7,000
[3]	Dominican Republic	4.500%	1/30/2030	460	449
[3]	Dominican Republic	7.050%	2/3/2031	1,000	1,074
[3]	Dominican Republic	4.875%	9/23/2032	690	665
[3,8]	Dominican Republic	6.950%	3/15/2037	746	800
	Ecopetrol SA	7.750%	2/1/2032	309	317
[12]	Eskom Holdings	4.314%	7/23/2027	200	199
[3,11]	European Union	0.300%	11/4/2050	3,371	1,718
[3,11]	European Union	0.700%	7/6/2051	575	330
[3]	Federal Republic of Nigeria	8.375%	3/24/2029	400	426
[3,8]	Federal Republic of Nigeria	8.631%	1/13/2036	250	269
[3]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	258	269
[3]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	499	525
[8,11]	Hellenic Republic	4.375%	7/18/2038	586	736
[8,11]	Hellenic Republic	4.125%	6/15/2054	878	1,007
[3,13]	Japan	0.400%	3/20/2050	275,600	928
[3,13]	Japan	1.200%	6/20/2053	105,150	411
[3]	Kingdom of Belgium	4.875%	6/10/2055	1,290	1,157
[3]	Kingdom of Morocco	2.375%	12/15/2027	400	384
[3]	Kingdom of Morocco	5.950%	3/8/2028	3,250	3,346
[3]	KSA Sukuk Ltd.	4.303%	1/19/2029	209	210
[3,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	1,480	1,520
[3,11,14]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	407	512
[11,14]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	198	237
[3,8]	OCP SA	6.100%	4/30/2030	383	400
[3]	Oman Government Bond	4.750%	6/15/2026	2,905	2,907
[3]	Oman Government Bond	5.375%	3/8/2027	509	515
[3]	Oman Government Bond	6.750%	10/28/2027	1,146	1,193
[3,11]	OMERS Finance Trust	3.250%	1/28/2035	1,454	1,676
[3]	Paraguay Government Bond	4.700%	3/27/2027	1,816	1,827
[3,8]	Paraguay Government Bond	6.650%	3/4/2055	623	676
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	600	614
	Petroleos Mexicanos	6.490%	1/23/2027	354	358
	Petroleos Mexicanos	6.500%	3/13/2027	325	330
	Petroleos Mexicanos	5.350%	2/12/2028	1,620	1,620
	Petroleos Mexicanos	6.500%	1/23/2029	1,447	1,470
	Petroleos Mexicanos	8.750%	6/2/2029	1,258	1,349
	Petroleos Mexicanos	6.840%	1/23/2030	1,995	2,025
	Petroleos Mexicanos	6.375%	1/23/2045	200	160
	Petroleos Mexicanos	6.350%	2/12/2048	20	16
	Petroleos Mexicanos	6.950%	1/28/2060	14	11
[3]	Petroliam Nasional Bhd.	7.625%	10/15/2026	2,600	2,670
[3,8,11]	Portuguese Republic	3.625%	6/12/2054	1,116	1,228
[11]	Province of British Columbia	3.900%	10/10/2045	1,032	1,178
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	1,560	1,793
[11]	Republic of Albania	4.750%	2/14/2035	838	997
[3,11]	Republic of Bulgaria	3.500%	5/7/2034	681	804
[3,11]	Republic of Bulgaria	4.125%	5/7/2038	1,163	1,381
[3]	Republic of Chile	2.750%	1/31/2027	1,391	1,369
[3]	Republic of Chile	3.240%	2/6/2028	3,000	2,949
	Republic of Costa Rica	6.125%	2/19/2031	418	440
	Republic of Costa Rica	7.158%	3/12/2045	500	553
[3]	Republic of Ecuador	0.000%	7/31/2030	115	98
[3]	Republic of El Salvador	8.625%	2/28/2029	517	551
[3]	Republic of El Salvador	9.250%	4/17/2030	579	628
[3]	Republic of Ghana	0.000%	7/3/2026	124	122
[3]	Republic of Ghana	5.000%	7/3/2029	370	364
[3]	Republic of Guatemala	4.375%	6/5/2027	300	298
[3]	Republic of Guatemala	5.250%	8/10/2029	250	252
[3]	Republic of Guatemala	4.900%	6/1/2030	200	199
[3]	Republic of Hungary	6.250%	9/22/2032	519	553
[3]	Republic of Hungary	6.750%	9/23/2055	1,684	1,759
[11]	Republic of Iceland	2.625%	5/27/2030	1,886	2,197

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,11]		Republic of Indonesia	3.650%	9/10/2032	110	130
[11]		Republic of Indonesia	1.100%	3/12/2033	110	107
[11]		Republic of Indonesia	3.750%	10/16/2033	2,170	2,528
[3,8]		Republic of Kazakhstan	4.412%	10/28/2030	743	739
[3,11]		Republic of Lithuania	3.625%	3/10/2036	1,410	1,630
		Republic of Panama	7.125%	1/29/2026	527	528
[3]		Republic of Paraguay	5.000%	4/15/2026	2,274	2,278
[3]		Republic of Peru	2.783%	1/23/2031	621	574
[3,8]		Republic of Romania	5.750%	9/16/2030	350	361
[3,11]		Republic of Romania	2.124%	7/16/2031	40	41
[3]		Republic of South Africa	4.850%	9/30/2029	470	470
[8]		Republic of Sri Lanka	4.000%	4/15/2028	49	47
[3,8]		Republic of Sri Lanka	3.100%	1/15/2030	77	73
[8]		Republic of Sri Lanka	3.600%	6/15/2035	62	47
[3]		Republic of Sri Lanka	3.600%	6/15/2035	41	31
[3]		Republic of Turkiye	7.625%	4/26/2029	1,580	1,698
[3]		Republic of Turkiye	7.125%	2/12/2032	270	286
[3]		Republic of Zambia	5.750%	6/30/2033	502	494
[3,11]		Serbia International Bond	3.125%	5/15/2027	2,270	2,653
[3]		Serbia International Bond	2.125%	12/1/2030	370	324
[11]		Slovakia Government Bond	3.750%	2/27/2040	2,620	2,987
[3,15]		Southern Gas Corridor CJSC	6.875%	3/24/2026	2,673	2,689
[3,11]		State of Israel	5.000%	10/30/2026	850	1,017
[3]		State of Israel	5.375%	2/19/2030	340	351
[3]		State of Israel	5.750%	3/12/2054	340	326
[11]		Treasury Corp. of Victoria	3.625%	9/29/2040	1,831	2,110
[3,8]		Ukraine Government Bond	0.000%	2/1/2030	10	6
[3,8]		Ukraine Government Bond	4.500%	2/1/2034	55	33
[3,8]		Ukraine Government Bond	0.000%	2/1/2036	17	10
[3]		Ukraine Government Bond	0.000%	2/1/2036	7	4
[3,8]		Ukraine Government Bond	4.500%	2/1/2036	815	478
[10]		United Kingdom	4.375%	7/31/2054	952	1,126
[10]		United Kingdom	5.375%	1/31/2056	358	497
		United Mexican States	4.150%	3/28/2027	220	220
		United Mexican States	3.750%	1/11/2028	624	617
[3]		United Mexican States	4.750%	4/27/2032	1,057	1,029
[3]		United Mexican States	5.850%	7/2/2032	3,504	3,600
[3]		United Mexican States	5.375%	3/22/2033	1,738	1,721
[3]		United Mexican States	4.875%	5/19/2033	124	119
[3]		United Mexican States	6.875%	5/13/2037	702	749
[11]		United Mexican States	5.125%	3/19/2038	804	939
[3,8]		Uzbekneftegaz JSC	4.750%	11/16/2028	600	577
[3,8]		Uzbekneftegaz JSC	8.750%	5/7/2030	840	900
Total Sovereign Bonds (Cost $122,429)						125,395
Taxable Municipal Bonds (0.1%)
		Los Angeles CA Department of Water & Power Revenue (Cost $754)	6.574%	7/1/2045	735	790
					Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[16]		Vanguard Market Liquidity Fund (Cost $6,211)	3.780%		62,113	6,211
		Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Put Options
	EUR	BARC	1/14/2026	USD 1.140	1,885	—

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	15,000	12
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	5,400	17
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,500	106
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	1,400	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/2026	3.950%	760	5
						140
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.800% Annually	WFB	5/19/2026	3.800%	2,090	33
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.820% Annually	BANA	5/20/2026	3.820%	2,090	32
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	4,200	—
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	4,000	7
						72
Total Options Purchased (Cost $420)						212
Total Investments (96.0%) (Cost $851,205)						857,804
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.8%)
[3,4,6]	UMBS Pool		5.000%	7/1/2040–1/25/2056	(960)	(876)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	UMBS Pool	5.500%	10/1/2040–1/25/2056	(6,591)	(6,569)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $7,691)					(7,445)
Other Assets and Liabilities—Net (4.8%)					42,711
Net Assets (100%)					893,070
Cost is in $000.
1	Securities with a value of $3,514 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $623 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $3,733 have been segregated as initial margin for open futures contracts.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $142,970, representing 16.0% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of South Africa.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	1,885	—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	22,500	(1)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	5,400	(2)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	3,800	(152)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	1,520	(3)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	1,400	(6)
					(164)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	WFB	5/19/2026	4.000%	2,090	(18)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.020% Annually	BANA	5/20/2026	4.020%	2,090	(18)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	WFB	5/19/2026	4.200%	2,090	(10)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.220% Annually	BANA	5/20/2026	4.220%	2,090	(9)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	4,200	(1)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	4,000	—
					(56)
					(220)
Total Options Written (Premiums Received $407)					(220)
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	576	120,263	80
5-Year U.S. Treasury Note	March 2026	230	25,140	1
10-Year U.S. Treasury Note	March 2026	198	22,263	(82)
Euro-BTP	March 2026	19	2,683	(6)
Euro-Schatz	March 2026	4	502	1
Long U.S. Treasury Bond	March 2026	117	13,524	(95)
Ultra 10-Year U.S. Treasury Note	March 2026	15	1,725	(1)
Ultra Long U.S. Treasury Bond	March 2026	93	10,974	(135)
				(237)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Government of Canada Bond	March 2026	(27)	(2,378)	30
10-Year Japanese Government Bond	March 2026	(9)	(7,608)	63
Euro-Bobl	March 2026	(63)	(8,600)	31
Euro-Bund	March 2026	(144)	(21,588)	124
Euro-Buxl	March 2026	(95)	(12,294)	163
Euro-OAT	March 2026	(18)	(2,551)	11
Long Gilt	March 2026	(16)	(1,971)	(11)
				411
				174

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	CHF	42	USD	53	1	—
Citibank, N.A.	3/18/2026	COP	445,842	USD	114	1	—
State Street Bank & Trust Co.	3/18/2026	EUR	7,305	USD	8,545	70	—
State Street Bank & Trust Co.	3/18/2026	EUR	3,537	USD	4,183	—	(12)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	3,474	USD	4,099	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	277	USD	325	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	334	USD	444	6	—
State Street Bank & Trust Co.	3/18/2026	GBP	113	USD	151	1	—
Toronto-Dominion Bank	3/18/2026	HUF	23,406	USD	71	—	—
Canadian Imperial Bank of Commerce	3/18/2026	JPY	11,772	USD	75	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	7,311	USD	47	—	—
UBS AG	3/18/2026	JPY	4,873	USD	31	—	—
Morgan Stanley Capital Services LLC	3/18/2026	MXN	15,345	USD	839	8	—
UBS AG	3/18/2026	ZAR	290	USD	17	—	—
Toronto-Dominion Bank	3/18/2026	USD	58	AUD	87	—	—
Wells Fargo Bank N.A.	3/18/2026	USD	14	CAD	18	—	—
Morgan Stanley Capital Services LLC	3/18/2026	USD	95	CZK	1,960	—	(1)
Morgan Stanley Capital Services LLC	3/18/2026	EUR	57	CZK	1,380	—	—
Canadian Imperial Bank of Commerce	3/18/2026	USD	2	CZK	34	—	—
Toronto-Dominion Bank	3/18/2026	USD	65,837	EUR	56,292	—	(542)
Bank of Montreal	3/18/2026	USD	563	EUR	481	—	(4)
State Street Bank & Trust Co.	3/18/2026	USD	525	EUR	446	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	130	EUR	110	—	—
State Street Bank & Trust Co.	3/18/2026	USD	113	EUR	96	—	—
Toronto-Dominion Bank	3/18/2026	USD	6,695	GBP	5,030	—	(84)
State Street Bank & Trust Co.	3/18/2026	USD	1,245	GBP	930	—	(8)
Wells Fargo Bank N.A.	3/18/2026	USD	138	GBP	103	—	(1)
Wells Fargo Bank N.A.	3/18/2026	USD	1,328	JPY	204,302	15	—
UBS AG	3/18/2026	USD	66	JPY	10,215	—	—
Canadian Imperial Bank of Commerce	3/18/2026	USD	28	JPY	4,342	—	—
Goldman Sachs Bank USA	3/18/2026	USD	2,135	MXN	38,765	—	(3)
Morgan Stanley Capital Services LLC	3/18/2026	USD	76	MXN	1,391	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	27	NZD	47	—	—
Toronto-Dominion Bank	3/18/2026	USD	220	PLN	801	—	(3)
						104	(662)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
COP—Colombian peso.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Turkiye	12/20/2030	USD	3,420	1.000	(154)	69

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	56,577	(1.000)	(1,297)	(73)
Republic of Colombia	12/20/2030	USD	1,150	(1.000)	54	7
United Mexican States	12/20/2030	USD	2,255	(1.000)	(11)	(7)
						(73)
						(4)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/2029	GSI	315	1.000	7	3	4	—
Republic of Turkiye/Ba3	6/20/2027	BANA	617	1.000	1	(11)	12	—
Stellantis NV/Baa2	12/20/2030	JPMC	100[2]	5.000	20	18	2	—
					28	10	18	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	400[2]	(1.000)	(7)	(8)	1	—
					21	2	19	—
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	17,000[1]	3.432[2]	(3.870)[3]	(4)	(4)
6/16/2027	N/A	1,229,860[4]	0.727[5]	(0.906)[2]	(5)	(5)
12/15/2027	4/3/2026[6]	27,500[1]	0.000[3]	(3.128)[2]	54	54
12/15/2027	4/3/2026[6]	5,500[1]	0.000[3]	(3.230)[2]	2	2
12/17/2027	N/A	1,400[1]	3.870[3]	(3.340)[2]	—	—
12/22/2027	N/A	8,500[1]	3.870[3]	(3.278)[2]	7	7
6/18/2028	6/18/2027[6]	15,120[1]	3.458[2]	(0.000)[3]	26	26
11/29/2028	11/29/2027[6]	20,185[7]	2.148[2]	(0.000)[8]	(42)	(42)
12/22/2028	N/A	6,500[1]	3.281[2]	(3.870)[3]	(11)	(11)
1/2/2029	N/A	23,432[9]	12.804[10]	(14.900)[11]	(42)	(42)
1/2/2029	N/A	11,619[9]	13.117[10]	(14.900)[11]	(2)	(2)
6/20/2029	6/17/2026[6]	8,830[12]	2.542[13]	(0.000)[14]	(32)	(37)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/10/2029	9/10/2027[6]	4,200[1]	3.072[2]	(0.000)[3]	(27)	(27)
9/22/2029	9/22/2027[6]	4,700[1]	3.221[2]	(0.000)[3]	(18)	(18)
5/31/2030	4/3/2026[6]	5,700[1]	0.000[3]	(3.282)[2]	26	26
5/31/2030	4/3/2026[6]	5,700[1]	0.000[3]	(3.428)[2]	(6)	(6)
6/18/2030	N/A	6,750,000[15]	2.482[16]	(2.840)[17]	(127)	(127)
6/18/2030	N/A	4,500,000[15]	2.382[16]	(2.840)[17]	(98)	(98)
9/18/2030	N/A	102,130[18]	3.589[2]	(3.470)[19]	(47)	(46)
12/22/2030	N/A	4,000[1]	3.870[3]	(3.389)[2]	14	13
6/18/2031	6/18/2026[6]	4,200[1]	0.000[3]	(3.625)[2]	(27)	(27)
6/18/2031	6/17/2026[6]	3,692[7]	2.274[2]	(0.000)[8]	(25)	(24)
9/10/2032	9/10/2027[6]	3,500[1]	0.000[3]	(3.349)[2]	51	51
9/22/2032	9/22/2027[6]	3,900[1]	0.000[3]	(3.465)[2]	38	38
1/5/2033	1/5/2028[6]	1,330[1]	3.709[2]	(0.000)[3]	—	—
6/18/2035	N/A	4,000[20]	3.930[21]	(4.415)[2]	(50)	(50)
8/15/2035	3/31/2026[6]	1,130[1]	0.000[3]	(3.545)[2]	21	21
9/19/2035	N/A	10,250[20]	4.610[21]	(4.400)[2]	(52)	(50)
6/18/2036	6/17/2026[6]	1,950[7]	2.643[2]	(0.000)[8]	(22)	(20)
6/18/2036	6/17/2026[6]	262[7]	2.647[2]	(0.000)[8]	(3)	(3)
9/10/2037	9/10/2027[6]	1,000[1]	3.733[2]	(0.000)[3]	(23)	(23)
9/22/2037	9/22/2027[6]	1,100[1]	3.804[2]	(0.000)[3]	(19)	(19)
10/18/2040	10/18/2030[6]	1,800[1]	0.000[3]	(4.100)[2]	41	41
10/18/2045	10/18/2035[6]	2,000[1]	4.358[2]	(0.000)[3]	(42)	(42)
12/18/2055	N/A	280[1]	4.035[2]	(3.870)[3]	(6)	(6)
1/5/2058	1/5/2028[6]	360[1]	0.000[3]	(4.239)[2]	—	—
					(450)	(450)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Brazilian real.
10 Interest payment received/(paid) at maturity.
11 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
12 Notional amount denominated in Canadian dollar.
13 Interest payment received/(paid) semi-annually.
14 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
15 Notional amount denominated in Korean won.
16 Interest payment received/(paid) quarterly.
17 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
18 Notional amount denominated in Czech koruna.
19 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
20 Notional amount denominated in Polish zloty.
21 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at December 31, 2025.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	358,604	—	358,604
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,104	80	108,184
Corporate Bonds	—	255,620	—	255,620
Floating Rate Loan Interests	—	2,788	—	2,788
Sovereign Bonds	—	125,395	—	125,395
Taxable Municipal Bonds	—	790	—	790
Temporary Cash Investments	6,211	—	—	6,211
Options Purchased	—	212	—	212
Total	6,211	851,513	80	857,804
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(7,445)	—	(7,445)

Derivative Financial Instruments
Assets
Futures Contracts[1]	504	—	—	504
Forward Currency Contracts	—	104	—	104
Swap Contracts[1]	—	374	—	374
Total	504	478	—	982
Liabilities
Options Written	—	(220)	—	(220)
Futures Contracts[1]	(330)	—	—	(330)
Forward Currency Contracts	—	(662)	—	(662)
Swap Contracts[1]	—	(809)	—	(809)
Total	(330)	(1,691)	—	(2,021)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.